KAYNE ANDERSON MIDSTREAM/ENERGY FUND, INC.

SCHEDULE OF INVESTMENTS

FEBRUARY 29, 2020

(amounts in 000’s, except number of option contracts)

(UNAUDITED)

Description	No. of Shares/Units	Value
Long-Term Investments — 151.7%
Equity Investments(1) — 149.1%
United States — 106.0%
Midstream Company(2) — 58.2%
Cheniere Energy, Inc.(3)	139	$7,129
EnLink Midstream Partners, LP, — Series C Preferred Units(4)	8,605	5,709
Equitrans Midstream Corporation(5)	250	1,765
Hess Midstream LP(6)	100	1,908
Höegh LNG Partners LP(7)	1,062	13,278
Kinder Morgan, Inc.(8)	2,262	43,362
KNOT Offshore Partners LP(7)	1,638	26,779
ONEOK, Inc.	675	45,041
Plains GP Holdings, L.P.(7)(9)	2,205	30,367
Plains GP Holdings, L.P. — Plains AAP, L.P.(7)(9)(10)(11)	690	9,495
Rattler Midstream LP(7)	343	4,315
Targa Resources Corp.	1,023	33,153
The Williams Companies, Inc.	2,720	51,822

		274,123

Midstream MLP(2)(12)— 37.9%
BP Midstream Partners LP	342	4,553
Cheniere Energy Partners, L.P.	286	9,695
DCP Midstream, LP	351	5,465
DCP Midstream, LP — Series A Preferred Units(13)	4,200	3,822
Energy Transfer LP	2,555	28,313
Energy Transfer Operating, L.P. — Series G Preferred Units(14)	2,500	2,362
Enterprise Products Partners L.P.	1,532	35,768
EQM Midstream Partners, LP — Convertible Preferred Units(5)(10)(15)(16)	205	9,481
Global Partners LP	450	8,711
Magellan Midstream Partners, L.P.	340	18,569
MPLX LP	721	14,629
Phillips 66 Partners LP	263	14,313
Shell Midstream Partners, L.P.	513	8,781
TC PipeLines, LP	186	7,047
Western Midstream Partners, LP	511	6,670

		178,179

Renewable Infrastructure/Utility Company — 9.5%
Atlantica Yield plc	570	16,468
NextEra Energy, Inc.	32	8,164
NextEra Energy, Inc. — Equity Units(17)	17	773
NextEra Energy Partners, LP(6)	250	14,441
Sempra Energy	34	4,724

		44,570

Other Energy Company — 0.4%
Phillips 66	25	1,857

Total United States (Cost — $583,293)		498,729

See accompanying notes to financial statements.

KAYNE ANDERSON MIDSTREAM/ENERGY FUND, INC.

SCHEDULE OF INVESTMENTS

FEBRUARY 29, 2020

(amounts in 000’s, except number of option contracts)

(UNAUDITED)

Description	No. of Shares/Units	Value
Canada — 38.7%
Midstream Company(2) — 27.7%
AltaGas Ltd.	130	$1,943
Enbridge Inc.	970	36,297
Keyera Corp.	557	13,356
Pembina Pipeline Corporation	1,037	37,464
TC Energy Corporation(8)	788	41,231

		130,291

Renewable Infrastructure/Utility Company — 10.5%
Algonquin Power & Utilities Corp.	366	5,558
Brookfield Renewable Partners L.P.	442	22,018
Innergex Renewable Energy Inc.	553	8,099
Northland Power Inc.	477	10,607
TransAlta Renewables Inc.	269	3,287

		49,569

Other Energy Company — 0.5%
Jupiter Resources Inc.(3)(10)(15)	1,229	2,457

Total Canada (Cost — $167,902)		182,317

Portugal — 1.4%
Renewable Infrastructure/Utility Company — 1.4%
EDP Renováveis, S.A.	132	1,777
EDP — Energias de Portugal, S.A.	1,036	4,826

Total Portugal (Cost — $6,507)		6,603

Spain — 0.9%
Renewable Infrastructure/Utility Company — 0.9%
Iberdrola, S.A. (Cost — $4,144)	385	4,385

Italy — 0.9%
Renewable Infrastructure/Utility Company — 0.9%
Enel — Società per Azioni (Cost — $4,374)	521	4,358

Germany — 0.6%
Renewable Infrastructure/Utility Company — 0.6%
E.ON SE (Cost — $2,728)	233	2,685

United Kingdon — 0.6%
Renewable Infrastructure/Utility Company — 0.6%
SSE plc (Cost — $2,761)	135	2,655

Total Equity Investments (Cost — $771,709)		701,732

See accompanying notes to financial statements.

KAYNE ANDERSON MIDSTREAM/ENERGY FUND, INC.

SCHEDULE OF INVESTMENTS

FEBRUARY 29, 2020

(amounts in 000’s, except number of option contracts)

(UNAUDITED)

Description	Interest Rate	Maturity Date	Principal Amount	Value
Debt Instruments — 2.6%
United States — 2.6%
Midstream Company(2) — 2.6%
Antero Midstream Corporation(10)	5.750%	3/1/27	$4,548	$3,092
Buckeye Partners, L.P.	6.375	1/22/78	3,540	2,832
Crestwood Holdings LLC(10)	(18)	3/6/23	6,846	6,427

Total Debt Investments (Cost — $13,376)				12,351

Total Long-Term Investments (Cost — $785,085)				714,083

			No. of Shares/Units
Short-Term Investment —Money Market Fund — 4.4%
JPMorgan 100% U.S. Treasury Securities Money Market Fund—Capital Shares, 1.44%(19) (Cost — $20,656)			20,656	20,656

Total Investments — 156.1% (Cost — $805,741)				734,739

	Strike Price	Expiration Date	No. of Contracts	Notional Amount(20)
Liabilities
Call Option Contracts Written(3)
United States
Midstream Company(2)
Kinder Morgan, Inc. (Premiums Received — $59)	$21.00	3/20/20	1,000	$1,917	(18)

Canada
Midstream Company(2)
TC Energy Corporation (Premiums Received — $57)	55.00	3/20/20	500	2,618	(23)

Total Call Option Contracts Written (Premiums Received — $116)					(41)

Debt					(200,923)
Mandatory Redeemable Preferred Stock at Liquidation Value					(75,000)
Other Assets in Excess of Other Liabilities					11,771

Net Assets Applicable to Common Stockholders					$470,546

(1)	Unless otherwise noted, equity investments are common units/common shares.

(2)	Refer to the “Glossary of Key Terms” for the definitions of Midstream Companies and Midstream MLPs.

(3)	Security is non-income producing.

(4)

Series C Preferred Units are cumulative redeemable perpetual units. Distributions on the Series C Preferred Units are payable at a rate of 6.0% per annum through December 15, 2022. On and after December 15, 2022, the rate will be based on three-month LIBOR, determined quarterly, plus 4.11%.

(5)	On February 27, 2020, Equitrans Midstream Corporation (“ETRN”) and EQM Midstream Partners, LP (“EQM”) announced an agreement under which ETRN will acquire all EQM common

See accompanying notes to financial statements.

KAYNE ANDERSON MIDSTREAM/ENERGY FUND, INC.

SCHEDULE OF INVESTMENTS

FEBRUARY 29, 2020

(amounts in 000’s, except number of option contracts)

(UNAUDITED)

units in a stock-for-unit merger. Under the terms of the agreement, EQM unitholders will receive 2.44 ETRN common shares for each EQM common unit held.

(6)

On December 16, 2019, Hess Midstream Partners LP (“HESM) completed its previously announced conversion from a master limited partnership to an “Up-C” structure, by merging with Hess Midstream LP, an entity taxed as a corporation for U.S. federal income tax purposes. At the time of the transaction, each HESM common unit was converted on a one-for-one basis into a newly issued Class A share.

(7)	This company is structured like an MLP, but is not treated as a publicly-traded partnership for regulated investment company (“RIC”) qualification purposes.

(8)	Security or a portion thereof is segregated as collateral on option contracts written.

(9)	The Fund believes that it is an affiliate of Plains AAP, L.P. (“PAGP-AAP”) and Plains GP Holdings, L.P. (“PAGP”). See Note 5 — Agreements and Affiliations.

(10)

The Fund’s ability to sell this security is subject to certain legal or contractual restrictions. As of February 29, 2020, the aggregate value of restricted securities held by the Fund was $30,952 (4.1% of total assets), which included $19,014 of Level 2 securities and $11,938 of Level 3 securities. See Note 7 — Restricted Securities.

(11)

The Fund’s ownership of PAGP-AAP is exchangeable on a one-for-one basis into either PAGP shares or Plains All American Pipeline, L.P. (“PAA”) units at the Fund’s option. The Fund values its PAGP-AAP investment on an “as exchanged” basis based on the higher public market value of either PAGP or PAA. As of February 29, 2020, the Fund’s PAGP-AAP investment is valued at PAGP’s closing price. See Notes 3 and 7 in Notes to Financial Statements.

(12)

Unless otherwise noted, securities are treated as a publicly-traded partnership for RIC qualification purposes. To qualify as a RIC for tax purposes, the Fund may directly invest up to 25% of its total assets in equity and debt securities of entities treated as publicly-traded partnerships. The Fund had 23.5% of its total assets invested in publicly-traded partnerships at February 29, 2020. It is the Fund’s intention to be treated as a RIC for tax purposes.

(13)

Series A Fixed-to-Floating Rate Cumulative Redeemable Perpetual Preferred Units. Distributions are payable at a rate of 7.375% per annum through December 15, 2020. On and after December 15, 2022, distributions on the Series A Preferred Units will be payable at a rate equal to the three-month LIBOR plus 5.148% per annum.

(14)

Series G Fixed to Rate Reset Cumulative Redeemable Perpetual Preferred Units. Distributions are payable at a rate of 7.125% per annum through May 15, 2030. On and after May 15, 2030, distributions on the Series G Preferred Units will be payable at a rate equal to the five-year U.S. Treasury Rate, plus 5.306% per annum.

(15)	Fair valued security. See Notes 2 and 3 in Notes to Financial Statements.

(16)

On April 10, 2019, the Fund purchased, in a private placement, Series A Convertible Preferred Units (“EQM Convertible Preferred Units”) from EQM Midstream Partners, LP (“EQM”). The EQM Convertible Preferred Units are senior to the common units in terms of liquidation preference and priority of distributions and pay a quarterly distribution of $1.04 per unit (subject to an upward adjustment after five years). Upon the closing of the announced stock-for-unit merger of ETRN and EQM, approximately one half of the EQM Convertible Preferred Units the Fund holds will be redeemed in cash at a redemption amount of 101% and the remaining amount will be exchanged

See accompanying notes to financial statements.

KAYNE ANDERSON MIDSTREAM/ENERGY FUND, INC.

SCHEDULE OF INVESTMENTS

FEBRUARY 29, 2020

(amounts in 000’s, except number of option contracts)

(UNAUDITED)

for newly-issued ETRN Convertible Preferred Shares. These ETRN Convertible Preferred Shares will pay quarterly cash distributions based on an annual rate of 9.75% through March 31, 2024.

(17)

Each Equity Unit consists of (a) a stock purchase contract issued by NextEra Energy, Inc. (“NEE”) and (b) a beneficial ownership interest in a Series K Debenture due March 1, 2025 issued by NextEra Energy Capital Holdings, Inc. The Equity Units pay a distribution at a rate of 5.279% per annum, consisting of interest on the debenture and payments under the stock purchase contract.

(18)	Floating rate first lien senior secured term loan. Security pays interest at a rate of LIBOR + 750 basis points with a 1.00% LIBOR floor (9.14% as of February 29, 2020).

(19)	The rate indicated is the yield as of February 29, 2020.

(20)

The notional amount of call option contracts written is the product of (a) the number of contracts written, (b) 100 (each contract entitles the option holder to 100 units/shares) and (c) the market price of the underlying security as of February 29, 2020.

See accompanying notes to financial statements.